Submission	Sep. 16, 2025
Submission [Line Items]
Central Index Key	0001830921
Registrant Name	Aspiriant Real Assets Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES